INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 458	[1]	$ 536	$ 284
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(283)		(182)	(134)
Recovery arising from previously unrecognized tax assets	(440)		(195)	(1)
Change of tax rates and imposition of new legislations	(54)		6	5
Deferred income tax expense (recovery)	(777)	[1]	(371)	(130)
Total income tax expense (recovery)	$ (319)		$ 165	$ 154

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.